Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gross carrying amount	¥ 3,875,064	¥ 3,813,453
Accumulated amortization	(1,893,870)	(1,215,740)
Impairment amount	(254,873)	(254,873)
Net carrying amount	1,726,321	2,342,840
Trademark and lifetime membership [Member]
Gross carrying amount	13,095	9,960
Accumulated amortization	(265)	0
Impairment amount	0	0
Net carrying amount	12,830	9,960
Purchased software [Member]
Gross carrying amount	58,686	43,942
Accumulated amortization	(25,038)	(17,471)
Impairment amount	0	0
Net carrying amount	33,648	26,471
Digital Sales Assistant system [Member]
Gross carrying amount	25,430	25,430
Accumulated amortization	(15,470)	(12,927)
Impairment amount	0	0
Net carrying amount	9,960	12,503
Domain names [Member]
Gross carrying amount	25,399	22,101
Accumulated amortization	(8,431)	(6,285)
Impairment amount	0	0
Net carrying amount	16,968	15,816
Customer relationships [Member]
Gross carrying amount	244,822	211,310
Accumulated amortization	(75,349)	(44,989)
Impairment amount	0	0
Net carrying amount	169,473	166,321
Brand name [Member]
Gross carrying amount	20,830	20,830
Accumulated amortization	(2,760)	(819)
Impairment amount	0	0
Net carrying amount	18,070	20,011
Business cooperation [Member]
Gross carrying amount	3,447,689	3,447,689
Accumulated amortization	(1,761,589)	(1,131,710)
Impairment amount	(254,873)	(254,873)
Net carrying amount	1,431,227	2,061,106
Others [Member]
Gross carrying amount	39,113	32,191
Accumulated amortization	(4,968)	(1,539)
Impairment amount	0	0
Net carrying amount	¥ 34,145	¥ 30,652